Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current Assets:
Cash		$ 242,965	$ 933,826
Restricted cash		371,368	145,739
Fixed deposits			2,654,150
Accounts receivable, net		8,426,236	12,280,554
Notes receivable			29,544
Advance to vendors, net		3,185,550	781,590
Inventories		1,775,285	1,513,758
Loans receivable		1,468,207	1,000,000
Prepaid expenses and other current assets, net		1,110,164	600,927
Total current assets		16,579,775	19,940,088
Non-current assets:
Non-current accounts receivable		466,027	517,810
Non-current loans receivable, net		36,292,780	3,515,050
Property and equipment, net		8,964,252	2,633,046
Intangible assets, net		533,507	522,560
Right-of-use asset, net		109,369
Deferred tax assets, net		717,407	690,158
Other non-current assets		10,554	15,779
Total non-current assets		47,093,896	7,894,403
Total Assets		63,673,671	27,834,491
Current Liabilities:
Bank loans		11,848,654	7,501,467
Accounts payable		3,823,619	4,075,878
Notes Payable		704,753
Advance from customers		288,999	926,830
Taxes payable		3,107,383	3,268,416
Due to related parties		318,981	210,490
Lease liability		54,931
Other payables and other current liabilities		750,310	963,789
Total current liabilities		20,897,630	16,946,870
Non-current Liabilities:
Non-current bank loans			3,073,227
Non-current lease liability		56,885
Total non-current liabilities		56,885	3,073,227
Total Liabilities		20,954,515	20,020,097
Commitments and Contingencies
Equity:
Ordinary Shares Value	[1]		1,875
Subscription receivable		(1,699)	(1,699)
Additional paid-in capital		44,555,665	6,831,401
Statutory reserves		800,096	800,096
(Accumulated deficit) retained earnings		(3,292,302)	525,406
Accumulated other comprehensive gain (loss)		727,205	(279,104)
Total shareholders’ equity of the Company		42,788,996	7,877,975
Non-controlling interests		(69,840)	(63,581)
Total Equity		42,719,156	7,814,394
Total Liabilities and Equity		63,673,671	27,834,491
Common Class A [Member]
Equity:
Ordinary Shares Value	[1]	29
Common Class B [Member]
Equity:
Ordinary Shares Value	[1]	$ 2

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).